Land Use Rights, Net (Details) - Schedule of land use rights - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of land use rights [Abstract]
Cost	$ 2,304,068	$ 2,158,848
Less: accumulated amortization	(210,195)	(150,752)
Land use rights, net	$ 2,093,873	$ 2,008,096